Cash flows reconciliation - Cash folw from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Income before income taxes	$ 19,781	$ 29,541	$ 6,990
Adjusted for:
Equity results and other results in associates and joint ventures	(305)	1,271	1,020
Impairment and disposals (impairment reversal) of non-current assets, net	(773)	426	1,308
Provisions related to Brumadinho	400	201	4,130
Provision for de-characterization of dams	72	1,725	617
Depreciation, depletion and amortization	3,171	3,034	3,215
Financial results, net	(2,268)	(3,119)	4,813
Changes in assets and liabilities:
Accounts receivable	(325)	1,029	(2,544)
Inventories	45	(503)	(183)
Suppliers and contractors	495	251	(222)
Other assets and liabilities, net	(1,531)	(442)	(250)
Cash flow from operations	$ 18,762	$ 33,414	$ 18,894